Property, Plant, and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 212	$ 444